EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Pension Cost ann Funded Status

The following table presents the net pension cost and funded status of the Company relating to the Pentegra Defined Benefit Plan since the date of acquisition (dollar amounts in thousands):

2015
Net pension cost charged to salaries and employee benefits	$16
Pentegra defined benefit plan funded status as of July 1	109.41%
First Independence’s funded status as of July 1	100.93%
Contributions paid to the plan	$50